Supplemental Disclosure Of Cash Flow Information (Non-Cash Investing and Financing Activities) (Detail) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 30, 2014
Non-Cash Investing And Financing Activities [Line Items]
Adjustment to warrant liability upon warrant exercise	$ 44,000	$ 0
Issuance of 350,000 shares to JFC in connection with settling a contingent consideration liability resulting from the acquisition of CSP	241,000	0
Issuance of 242,308 shares to related party	157,000	0
Warrants liability recorded in connection with common and preferred warrants	0	5,607,000
Litigation award payable accounted for as a receivable due from related party	0	134,000
Amendment and adjustment to the fair value of warrants issued in conjunction with issuance of subordinated term loan recorded within warrant liability	0	241,000	(94,000)
Series A Convertible Preferred stock [Member]
Non-Cash Investing And Financing Activities [Line Items]
Preferred stock dividends	509,000	55,000		(2,400,000)
Issuance of 242,308 shares to related party	0
Series C Preferred Stock [Member]
Non-Cash Investing And Financing Activities [Line Items]
Preferred stock dividends	(103,000)	0
Issuance of 242,308 shares to related party	0
Series A Series B and Series C Preferred stock [Member]
Non-Cash Investing And Financing Activities [Line Items]
Preferred stock dividends	$ 4,921,000	$ 4,000,000